Segment Information (Schedule Of Segment Reporting Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Revenues	$ 408.5	$ 428.3	$ 411.4	$ 448.6	$ 497.8	$ 408.9	$ 497.4	$ 484.8	$ 1,696.8	$ 1,888.9	$ 2,242.6
Operating expenses - Contract drilling (exclusive of depreciation)	185.6	194.1	206.0	182.4	175.8	175.4	196.3	161.5	768.1	709.0	736.3
Depreciation	57.1	55.6	51.9	51.7	51.6	48.9	45.3	43.7	216.3	189.5	172.6
General and administrative	22.9	20.6	22.0	20.6	22.4	13.6	16.0	12.0	86.1	64.0	53.8
Operating income (loss)									626.3	926.4	1,279.9
Property and equipment, net	5,049.9				4,477.3				5,049.9	4,477.3	3,871.3
Capital expenditures									875.3	857.2	764.2
Deepwater [Member]
Segment Reporting Information [Line Items]
Revenues									475.2	254.1	84.4
Operating expenses - Contract drilling (exclusive of depreciation)									176.1	108.1	31.2
Depreciation									44.8	22.2	9.1
General and administrative
Operating income (loss)									254.3	123.8	44.1
Property and equipment, net	2,866.4				2,243.3				2,866.4	2,243.3	1,641.2
Capital expenditures									632.5	644.4	657.8
Midwater [Member]
Segment Reporting Information [Line Items]
Revenues
Operating expenses - Contract drilling (exclusive of depreciation)
Depreciation
General and administrative
Operating income (loss)
Property and equipment, net
Capital expenditures
Jackup [Member]
Segment Reporting Information [Line Items]
Revenues									1,221.6	1,634.8	2,144.0
Operating expenses - Contract drilling (exclusive of depreciation)									578.2	599.0	696.5
Depreciation									167.8	162.9	158.3
General and administrative
Operating income (loss)									475.6	872.9	1,289.2
Property and equipment, net	2,165.2				2,200.8				2,165.2	2,200.8	2,194.0
Capital expenditures									238.7	209.8	103.2
Other [Member]
Segment Reporting Information [Line Items]
Revenues											14.2
Operating expenses - Contract drilling (exclusive of depreciation)									13.8	1.9	8.6
Depreciation									2.4	3.1	3.3
General and administrative
Operating income (loss)									(16.2)	(5.0)	2.3
Property and equipment, net	14.4				28.8				14.4	28.8	32.2
Capital expenditures										0.3	0.5
Operating Segments Total [Member]
Segment Reporting Information [Line Items]
Revenues									1,696.8	1,888.9	2,242.6
Operating expenses - Contract drilling (exclusive of depreciation)									768.1	709.0	736.3
Depreciation									215.0	188.2	170.7
General and administrative
Operating income (loss)									713.7	991.7	1,335.6
Property and equipment, net	5,046.0				4,472.9				5,046.0	4,472.9	3,867.4
Capital expenditures									871.2	854.5	761.5
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Depreciation									1.3	1.3	1.9
General and administrative									86.1	64.0	53.8
Operating income (loss)									(87.4)	(65.3)	(55.7)
Property and equipment, net	3.9				4.4				3.9	4.4	3.9
Capital expenditures									$ 4.1	$ 2.7	$ 2.7